Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Numerator:
Allocation of net loss, as adjusted	$ (2,528)	$ (15,059,450)
Class A Common Stock [Member]
Numerator:
Allocation of net loss, as adjusted		$ (11,939,846)
Denominator:
Basic and diluted weighted average shares outstanding	0	19,679,178
Basic and diluted net loss per common share		$ (0.61)
Class B Common Stock [Member]
Numerator:
Allocation of net loss, as adjusted	$ (2,528)	$ (3,119,604)
Denominator:
Basic and diluted weighted average shares outstanding	4,500,000	5,141,712
Basic and diluted net loss per common share	$ 0.00	$ (0.61)